Other financial assets (including non-quasi equity loans to equity accounted units) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Summary of other financial assets including non-quasi equity loans to equity accounted units
	Non-current	Current	Total	Non-current	Current	Total
	2017	2017	2017	2016	2016	2016
	US$m	US$m	US$m	US$m	US$m	US$m
Derivative financial instruments	238	29	267	508	24	532
Equity shares and quoted funds	45	91	136	73	83	156
Other investments, including loans (a)	188	964	1,152	202	252	454
Loans to equity accounted units	39	-	39	39	-	39
	510	1,084	1,594	822	359	1,181

(a)	Current “Other investments, including loans” comprise US$958 million (2016: US$250 million) of highly liquid financial assets held in managed investment funds classified as held for trading.